Expense Example - Goldman Sachs Global Managed Beta Fund - Institutional Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 38
Expense Example, with Redemption, 3 Years	147
Expense Example, with Redemption, 5 Years	267
Expense Example, with Redemption, 10 Years	$ 616